Other information	12 Months Ended
Dec. 31, 2025
Other information
Other information

27 Other information

Supplemental cash flow information

(€ million)	2025	2024	2023
Investment in consolidated subsidiaries and businesses
Current assets		486	408
Non-current assets	1,040	3,863	1,985
Net borrowings	(724)	(468)	(91)
Current and non-current liabilities	(82)	(1,825)	(622)
Net effect of investments	234	2,056	1,680
Goodwill		33	25
Fair value of investments held before the acquisition of control		(28)	(271)
Non-controlling interests		(1)	(2)
Purchase price	234	2,060	1,432
less:
Cash and cash equivalents acquired	(38)	(265)	(155)
Consolidated subsidiaries and businesses net of cash and cash equivalent acquired	196	1,795	1,277

Disposal of consolidated subsidiaries and businesses
Current assets	85	802	130
Non-current assets	657	2,695	153
Net borrowings	(322)	101	180
Current and non-current liabilities	(196)	(2,267)	(124)
Net effect of disposals	224	1,331	339
Current value of the stake held for business combinations	(138)	(788)	(580)
Reclassification among other items of OCI			(7)
Gain on disposal of business combinations	45	379	427
Fair value of share capital held after the sale of control	27	118	414
Credits for divestments			(173)
Selling price	158	1,040	420
less:
Cash and cash equivalents sold	(40)	(153)	(25)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of before business combination	118	887	395

Investments and disposals in 2025 are disclosed in note 5 – Business combinations and other significant transactions.

Business combinations and other significant transactions

The provisional and definitive price allocation of the net assets acquired in 2024 is shown below:

(€ million)	Plenitude - Renewable energies and retail (Provisional allocation)	Plenitude - Renewable energies and retail (Definitive allocation)	Enilive - Atenoil (Provisional allocation)	Enilive - Atenoil (Definitive allocation)
Current assets	5	5	5	5
Property, plant and equipment	71	71	14	30
Goodwill	5	5	28	23
Other non-current assets	52	52	23	17
Cash and cash equivalent (Net borrowings)	(53)	(53)	(10)	(10)
Current and non-current liabilities	(5)	(5)	(10)	(15)
Net effects of investments	75	75	50	50

Following the definitive allocation of the 2024 business combinations, financial statements were not restated taking into account the immateriality of the changes.